RESERVES - Terms and Conditions of Unlisted Options (Details)	12 Months Ended
Jun. 30, 2025 shares $ / shares
Unlisted Options
Terms and conditions of unlisted options [Abstract]
Share based payment arrangement subscription rights (in shares)	1
Vendor Unlisted Options
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	1,200,000
Exercise price (in dollars per share) | $ / shares	$ 0.20
Class A Performance Options
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	4,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.20
Class B Performance Options
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	4,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.20
Director Options, Expiring December 5, 2026
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	424,372
Exercise price (in dollars per share) | $ / shares	$ 0.87
Director Options, Expiring September 9, 2025
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	600,000
Exercise price (in dollars per share) | $ / shares	$ 1.33
Director Options, Expiring June 30, 2027
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	1,305,000
Exercise price (in dollars per share) | $ / shares	$ 8.00
Director Options, Expiring April 10, 2029
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	1,374,746
Exercise price (in dollars per share) | $ / shares	$ 5.00